SEGMENT REPORTING	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
10.	SEGMENT REPORTING
Segment Information
—The Company organizes its business into two reportable segments (1) Portfolio Servicing and (2) Active Management, which generate revenue in different manners.
This segment structure reflects the financial information and reports used by the Company’s management, specifically its chief operating decision maker (CODM), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280,
Segment Reporting
. The Company’s CODM is the President and Chief Executive Officer.
The Portfolio Servicing segment generates revenues by providing policy services to customers on a contract basis.
The Active Management segment generates revenues by buying, selling, and trading policies and maintaining policies until receipt of death benefits. The Company’s reportable segments are not aggregated.
The Company’s method for measuring profitability on a reportable segment basis is gross profit. The CODM does not review asset information related to investments nor expenditures incurred for long-lived assets given the Company’s investments are recognized using the measurement alternative, and the Company’s long-lived assets are immaterial to the condensed consolidated financial statements.

Revenue related to the Company’s reporting segments for the three-month and six-month
periods ended June 30, 2023, and June 30, 2022, is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Portfolio servicing	$354,366	$419,422	$590,057	$990,328
Active management	11,024,399	7,979,479	20,994,917	17,285,971

Total revenue	$11,378,765	$8,398,901	$21,584,974	$18,276,299

Information related to the Company’s reporting segments for the three-month and six-month
periods ended June 30, 2023 and June 30, 2022 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Portfolio servicing	$(76,705)	$280,303	$(166,128)	$668,752
Active management	10,482,070	7,452,479	20,288,152	15,521,472

Total gross profit	10,405,365	7,732,782	20,122,024	16,190,224

Sales and marketing	(683,841)	(1,019,498)	(1,412,845)	(1,649,498)
General, administrative and other	(577,539)	(5,499)	(1,274,431)	(646,705)
Depreciation	(1,098)	(1,098)	(2,141)	(2,141)
Other (expense) income	121,601	(127,455)	(21,651)	(242,247)
Interest expense	(584,075)	—	(934,001)	—
Loss on change in fair value of debt	(1,445,229)	(333,879)	(2,398,662)	(375,513)
Unrealized gain (loss) on investments	672,936	(1,039,022)	798,156	(1,054,975)
Provision for income taxes	(1,184,571)	(120,132)	(528,104)	(296,806)
Less: Net loss attributable to non-controlling interests	26,596	(406,641)	487,303	(406,641)

Net income attributable to Abacus Life, Inc.	$6,750,145	$4,679,558	$14,835,648	$11,515,698